CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plus/(Less): Third-party interests in capital provision assets	$ (279,263)	$ (494)	$ 195
Marketable securities income/(loss) and bank interest	12,208	(7,744)	1,865
Other income	4,392	(759)	6,320
Total revenues	1,086,902	319,227	217,330
Compensation and benefits
Salaries and benefits	46,811	35,131	34,333
Annual incentive compensation	32,697	24,338	22,145
Share-based compensation	14,105	10,277	9,272
Legacy asset recovery incentive compensation including accruals	17,342	1,908	35,488
Long-term incentive compensation including accruals	110,129	14,692	11,741
General, administrative and other	33,656	29,681	30,467
Case-related expenditures ineligible for inclusion in asset cost	16,496	8,245	5,300
Total operating expenses	271,236	124,272	148,746
Operating income/(loss)	815,666	194,955	68,584
Other expenses
Finance costs	99,135	77,389	58,647
(Gains)/losses on debt extinguishment		875	1,649
Foreign currency transactions (gains)/losses	(21,752)	7,674	5,499
Total other expenses	77,383	85,938	65,795
Income/(loss) before income taxes	738,283	109,017	2,789
(Provision for)/benefit from income taxes	(20,084)	(11,558)	(9,727)
Net income/(loss)	718,199	97,459	(6,938)
Net income attributable to non-controlling interests	107,677	66,953	21,813
Net income/(loss) attributable to Burford Capital Limited shareholders	$ 610,522	$ 30,506	$ (28,751)
Net income/(loss) attributable to Burford Capital Limited per ordinary share
Basic	$ 2.79	$ 0.14	$ (0.13)
Diluted	$ 2.74	$ 0.14	$ (0.13)
Weighted average ordinary shares outstanding
Basic	218,865,816	218,757,232	219,049,877
Diluted	223,014,890	221,802,486	219,049,877
Capital provision income/(loss)
Revenues	$ 1,341,923	$ 319,108	$ 194,554
Asset management income
Revenues	$ 7,642	$ 9,116	$ 14,396